INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets include patents and acquired intellectual property rights. The patent and intellectual property rights, having a cost of $2,222,661 and an accumulated amortization of $2,222,661 at December 31, 2022, 2021 and 2020, are still property of the Corporation. The patent and intellectual rights were fully amortized by year 2009.